Significant Accounting Estimates and Judgments (Details Narrative) - USD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2020	Mar. 31, 2018	Mar. 31, 2019
Significant Accounting Estimates And Judgments
Intangible assets, period of amortization	Amortization is spread evenly over the lesser of 10 years or the license period.
Loss recognized in deconsolidation		$ 500
Equity interest, divested		51.00%
Credit impairment (loss)	$ 112,322		$ 41,335